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                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                  May 1, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

     Re: Van Kampen Limited Duration Fund
         Rule 497(j) Filing (File Nos. 33-01705 and 811-04491)

Ladies and Gentlemen:

     Van Kampen Limited Duration Fund (the "Registrant") filed via EDGAR on April 26, 2007 an electronically signed copy of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call me at (212) 762-5481 or Charles B. Taylor at (312) 407-0863.


                                    Very truly yours,

                                    /s/ Debra Rubano
                                    -------------------------
                                    Debra Rubano
                                    Assistant Secretary